Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 11, 2017
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	May 11, 2017
Document Effective Date	May 15, 2017
Prospectus Date	May 15, 2017
IQ Chaikin U.S. Dividend Achievers ETF | IQ Chaikin U.S. Dividend Achievers ETF
Risk/Return:
Trading Symbol	CDVA
IQ Chaikin U.S. Small Cap ETF | IQ Chaikin U.S. Small Cap ETF
Risk/Return:
Trading Symbol	CSML
IQ Chaikin U.S. Large Cap ETF | IQ Chaikin U.S. Large Cap ETF
Risk/Return:
Trading Symbol	CLRG